Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities, net
The components of the Company's net deferred tax assets at December 31 are as follows:

	2019	2018

Deferred Tax Assets
Net operating loss and tax credits	$16,964,685	$16,410,403
Property and equipment and intangibles	227,072	236,318
Allowance for accounts receivable	257,564	251,068
Reserve for expired product	469,466	558,484
Inventory	35,227	193,150
Deferred charges	845,765	910,577
Cumulative compensation costs incurred on deductible equity awards	1,047,149	884,049
Total deferred tax assets	19,846,928	19,444,049

Deferred Tax Liabilities
Intangible assets	(1,313,965)	(1,974,787)
Net deferred tax assets, before valuation allowance	18,532,963	17,469,262
Less: deferred tax asset valuation allowance	(18,511,161)	(17,382,052)
Net deferred tax assets	$21,802	$87,210

Schedule of federal and state net operating loss carryforwards
The following table summarizes the amount and year of expiration of the Company's federal and state net operating loss carryforwards as of December 31, 2019:

Years of expiration	Federal	State

2020	$—	$13,115
2021 - 2029	—	49,392,824
2030	44,153,819	461,280
2031 - 2039	7,534,351	9,947,070
Indefinite Period	5,493,258	383,869
Total federal and state net operating loss carryforwards	$57,181,428	$60,198,158

Schedule of the components of income tax benefit (expense)
Income tax (expense) benefit includes the following components for the years ended December 31:

	2019	2018	2017

Current:
Federal	$65,408	$—	$—
State and other	79,316	(16,636)	(59,243)
Total current income tax (expense) benefit	144,724	(16,636)	(59,243)

Deferred:
Federal	(65,408)	—	(3,682,772)
State	—	—	(432,874)
Total deferred income tax (expense) benefit	(65,408)	—	(4,115,646)
Total income tax (expense) benefit	$79,316	$(16,636)	$(4,174,889)

Schedule of effective tax rate reconciliation
The Company’s effective income tax rate for 2019, 2018 and 2017 reconciles with the federal statutory tax rate as follows:

	2019	2018	2017

Federal tax expense at statutory rate	21%	21%	34%
State income tax expense (net of federal income tax benefit)	4%	4%	4%
Permanent differences associated with general business credits	7%	1%	1%
Change in valuation allowance	(31)%	(25)%	(148)%
Change in tax rate	—%	—%	2%
Other permanent differences	1%	(1)%	1%
Other	—%	—%	(2)%
Net income tax expense	2%	—%	(108)%